Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	USCA Fund Trust
Central Index Key	0001678523
Amendment Flag	false
Document Creation Date	Jan. 08, 2018
Document Effective Date	Jan. 08, 2018
Prospectus Date	Jan. 08, 2018
USCA Shield Fund | Investor Class Shares
Prospectus:
Trading Symbol	SHLIX
USCA Shield Fund | Institutional Class Shares
Prospectus:
Trading Symbol	SHLDX